Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

Basis of Presentation

These consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP"), and in the opinion of management reflect all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of financial condition, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of the Company's wholly owned subsidiaries WTAM and WTRS. All intercompany accounts and transactions have been eliminated in consolidation. Certain accounts in the prior periods' consolidated financial statements have been reclassified to conform to the current period's consolidated financial statements presentation. These reclassifications had no effect on the previously reported net losses. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes for the year ended December 31, 2010.

Use of Estimates

The preparation of the Company's consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet dates and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates.

Revenue Recognition

The Company earns investment advisory fees for ETFs and separately managed accounts as well as licensing fees from third parties. ETF advisory fees are based on a percentage of the ETFs average daily net assets and recognized over the period the related service is provided. Fees for separately managed accounts and licensing are based on a percentage of the average monthly net assets and recognized over the period the related service is provided.

Depreciation and Amortization

Depreciation is provided for using the straight-line method over the estimated useful lives of the related assets as follows:

Equipment	3 years
Furniture and fixtures	7 years

Leasehold improvements are amortized over the term of their respective leases or service lives of the improvements, whichever is shorter. Fixed assets are stated at cost less accumulated depreciation and amortization.

Marketing and Advertising

Advertising costs, including media advertising are expensed when incurred.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be classified as cash equivalents. Cash and cash equivalents are held with one large financial institution.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are customers' obligations due under normal trade terms. An allowance for doubtful accounts is not provided because, in the opinion of management, all accounts receivable recorded are deemed collectible.

Impairment of Long-Lived Assets

On a periodic basis, the Company performs a review for the impairment of long-lived assets when events or changes in circumstances indicate that the estimated undiscounted future cash flows expected to be generated by the assets are less than their carrying amounts or when other events occur which may indicate that the carrying amount of an asset may not be recoverable.

Earnings/(Loss) per Share

Basic earnings or loss per share is computed by dividing net income or loss available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflects the potential reduction in earnings per share that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Options and restricted shares to purchase shares of common stock were included in the three and nine months ended September 30, 2011 but not included in the computation of diluted loss per share for the three and nine months ended September 30, 2010 as the Company incurred losses during those periods.

Investments

The Company accounts for all of its investments as held-to-maturity, which are recorded at amortized cost, which approximates fair value. For held-to-maturity investments, the Company has the intent and ability to hold investments to maturity and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity.

On a periodic basis, the Company reviews its portfolio of investments for impairment. If a decline in fair value is deemed to be other-than-temporary, the security is written down to its fair value through earnings.

Subsequent Events

The Company has evaluated subsequent events after the date of the consolidated financial statements to consider whether or not the impact of such events needed to be reflected or disclosed in the consolidated financial statements. Such evaluation was performed through the issuance of these interim consolidated financial statements.

Stock-Based Awards

Accounting for share-based compensation requires the measurement and recognition of compensation expense for all equity awards based on estimated fair values. The Company accounts for stock-based compensation for its employees based on the cost of employee services received in exchange for a stock-based award. Stock-based compensation is measured based on the grant-date fair value of the award and are amortized over the relevant service period.

Stock-based awards granted to non-employees for goods or services are valued at the fair value of the equity instruments issued or the fair value of consideration received, whichever is a more reliable measure of the fair value of the transaction, and recognized when performance obligations are complete.

Income Taxes

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. Deferred tax assets are adjusted by a valuation allowance if, based on the weight of available evidence, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

In order to recognize and measure any unrecognized tax benefits, management evaluates and determines whether any of its tax positions are more-likely-than-not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the consolidated financial statements. Management does not believe that the Company has any material uncertain tax positions. The Company records interest and penalties, if any, related to income taxes within the provision for income taxes in the consolidated statements of operations.

The Company had tax years December 31, 1996 through December 31, 2010 open for examination by federal and state agencies as of September 30, 2011.

Related-Party Transactions

The Company's revenues are derived primarily from investment advisory agreements with WTT and WisdomTree ETFs. Under these agreements, the Company has granted WTT an exclusive license to its own indexes for operation of the WisdomTree ETFs. The Trustees are primarily responsible for overseeing the management and affairs of the WisdomTree ETFs and the Trust for the benefit of the WisdomTree ETF shareholders and has contracted with the Company to provide for general management and administration of WTT and the WisdomTree ETFs. The Company is also responsible for expenses of WTT, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, and other non-distribution services. In exchange, the Company receives fees based on a percentage of the ETF average daily net assets. The advisory agreements may be terminated by WTT upon notice. Certain officers of the Company also provide general management oversight of WTT; however, these officers have no material decision making responsibilities and primarily implement the decisions of the Trustees. At September 30, 2011 and December 31, 2010, the balance of accounts receivable from WTT was approximately $5,574 and $4,612, respectively. Revenue from ETF advisory services provided to WTT for the three months ended September 30, 2011 and 2010 was approximately $17,554 and $9,860, respectively and for the nine months ended September 30, 2011 and 2010 was approximately $48,341 and $27,456, respectively.

Third Party Sharing Arrangements

Included in third party sharing arrangements expense are payments (reimbursements) from/(to) the Company with respect to (i) a collaborative arrangement and (ii) marketing agreements with third parties:

Collaborative Arrangement—In 2008, the Company entered into a mutual participation agreement with Mellon Capital Management Corporation ("Mellon Capital") and The Dreyfus Corporation ("Dreyfus") in which the parties agreed to collaborate in developing currency and fixed income ETFs under WTT. Under the agreement, the Company is responsible for operating the ETFs and providing sales, marketing and research support at its own cost. Mellon Capital and Dreyfus are responsible for providing sub-advisory, fund administration and accounting services for these collaborative ETFs at its own cost. Any revenues less third party costs, such as marketing, legal, accounting or fund management, related to these collaborative products are shared equally, including any losses ("net profit/(loss)"). The Company is responsible for arranging any third party costs related to this collaborative arrangement. This agreement expires in March 2013. The Company has determined it is the principal participant for transactions under this collaborative arrangement and as such, records these transactions on a gross basis reflecting all of the revenues and third party expenses on its consolidated financial statements in accordance with the nature of the revenue or expense. Any net profit/(loss) payments are reflected in Third Party Sharing Arrangements expense on the consolidated financial statements.

Revenues and expenses under this collaborative arrangement included in the Company's consolidated financial statement are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
ETF advisory fees revenue	$3,882	$1,658	$9,653	$4,608

Expenses:
Fund management and administration	381	331	1,073	775
Marketing and advertising	41	18	389	679
Sales and business development	69	95	115	186
Other	—	1	—	3

Total third party expenses	491	445	1,577	1,643

Net profit	3,391	1,213	8,076	2,965

50% sharing	$1,696	$606	$4,038	$1,482

Marketing agreements—In 2010, the Company entered into agreements with two external marketing firms to serve as the external marketing agents for the WisdomTree ETFs in the U.S. independent broker-dealer channel and in Latin America. Under these agreements, the Company will pay a percentage of their advisory fee revenue, subject to caps, to the marketing agents based on incremental growth in assets under management in the respective sales channel. The Company incurred marketing fees for the three and nine months ended September 30, 2011 of $98 and $396, respectively and $3 for the three and nine months ended September 30, 2010.

Segment, Geographic and Customer Information

The Company operates as one business segment, as an ETF sponsor and asset manager providing investment advisory services. Revenues are derived in the United States and all of the Company's assets are located in the United States.

Recently Issued Accounting Pronouncements

In January 2010, ASU No. 2010-6, Improving Disclosures About Fair Value Measurement, adds required disclosures about items transferring into and out of Levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchase, sales, issuances, and settlements relative to Level 3 measurements; and clarifying, among other things, the existing fair value disclosures about the level of disaggregation. ASU No. 2010-6 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the requirement to provide Level 3 purchases, sales, issuances, and settlements on a gross basis, which is effective for fiscal years beginning after December 15, 2010. This standard impacts disclosure requirements only and did not have a material impact on our consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the Company's consolidated financial statements.

2. Significant Accounting Policies

Basis of Presentation

These consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP") and in the opinion of management reflect all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of financial condition, results of operations, and cash flows for the periods presented. The consolidated financial statements include the accounts of the Company's wholly owned subsidiaries WTAM and WTRS. All intercompany accounts and transactions have been eliminated in consolidation. Certain accounts in the prior years' consolidated financial statements have been reclassified to conform to the current year's consolidated financial statements presentation. These reclassifications had no effect on the previously reported net losses.

Use of Estimates

The preparation of the Company's consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet dates and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates.

Revenue Recognition

The Company earns investment advisory fees for ETFs and separately managed accounts as well as licensing fees from third parties. ETF advisory fees are based on a percentage of the ETFs average daily net assets and recognized over the period the related service is provided. Fees for separately managed accounts and licensing are based on a percentage of the average monthly net assets and recognized over the period the related service is provided.

Depreciation and Amortization

Depreciation is provided for using the straight-line method over the estimated useful lives of the related assets as follows:

Equipment	3 years
Furniture and fixtures	7 years

Leasehold improvements are amortized over the term of their respective leases or service lives of the improvements, whichever is shorter. Fixed assets are stated at cost less accumulated depreciation and amortization.

Marketing and Advertising

Advertising costs, including media advertising and production costs, are expensed when incurred.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be classified as cash equivalents. Cash and cash equivalents are held with one large financial institution.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are customers' obligations due under normal trade terms. An allowance for doubtful accounts is not provided since, in the opinion of management, all accounts receivable recorded are deemed collectible.

Impairment of Long-Lived Assets

On a periodic basis, the Company performs a review for the impairment of long-lived assets when events or changes in circumstances indicate that the estimated undiscounted future cash flows expected to be generated by the assets are less than their carrying amounts or when other events occur which may indicate that the carrying amount of an asset may not be recoverable.

Loss per Share

Basic loss per share is computed by dividing loss available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted loss per share includes the potential dilution that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Options, restricted shares, and warrants to purchase shares of common stock were not included in the computation of diluted loss per share for the years ended December 31, 2010, 2009 and 2008 as the Company incurred a loss during the period.

Investments

The Company accounts for most of its investments as held-to-maturity, which are recorded at amortized cost, which approximates fair value. For held-to-maturity investments, the Company has the intent and ability to hold investments to maturity and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity.

In 2009, the Company accounted for an investment as available-for-sale which is reported at fair value with unrealized gains or losses included in other comprehensive income. There were no material realized gains or losses recorded through earnings during the year.

On a periodic basis, the Company reviews its portfolio of investments for impairment. If a decline in fair value is deemed to be other-than-temporary, the security is written down to its fair value through earnings.

Subsequent Events

The Company has evaluated subsequent events after the date of the consolidated financial statements to consider whether or not the impact of such events needed to be reflected or disclosed in the consolidated financial statements. Such evaluation was performed through the report date of the consolidated financial statements.

Stock-Based Awards

Accounting for share-based compensation requires the measurement and recognition of compensation expense for all equity awards based on estimated fair values. The Company accounts for stock-based compensation for its employees based on the cost of employee services received in exchange for a stock-based award. Stock-based compensation is measured based on the grant-date fair value of the award and are amortized over the relevant service period.

Stock-based awards granted to non-employees for goods or services are valued at the fair value of the equity instruments issued or the fair value of consideration received, whichever is a more reliable measure of the fair value of the transaction, and recognized when performance obligations are complete.

Income Taxes

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. Deferred tax assets are adjusted by a valuation allowance if, based on the weight of available evidence, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

In order to recognize and measure any unrecognized tax benefits, management evaluates and determines whether any of its tax positions are more-likely-than-not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the consolidated financial statements. Management does not believe that the Company has any material uncertain tax positions. The Company records interest and penalties, if any, related to income taxes within the provision for income taxes in the consolidated statements of operations.

The Company currently has tax years December 31, 1996 through December 31, 2010 open for examination by federal and state agencies as of December 31, 2010.

Related-Party Transactions

The Company's revenues are derived primarily from investment advisory agreements with WTT and WisdomTree ETFs. Under these agreements, the Company has granted WTT an exclusive license to its own indexes for operation of the WisdomTree ETFs. The Trustees are primarily responsible for overseeing the management and affairs of the WisdomTree ETFs and the Trust for the benefit of the WisdomTree ETF shareholders and has contracted with the Company to provide for general management and administration of WisdomTree Trust and the WisdomTree ETFs. The Company is also responsible for expenses of WTT, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, and other non-distribution services. In exchange, the Company receives fees based on a percentage of the ETF average daily net assets. The advisory agreements may be terminated by WTT upon notice. Certain officers of the Company also provide general management oversight of WTT; however, these officers have no material decision making responsibilities and primarily implement the decisions of the Trustees. At December 31, 2010, and 2009, the balance of accounts receivable from WTT was approximately $4,612 and $2,657, respectively. Revenue from advisory services provided to WTT for the years ended December 31, 2010, 2009 and 2008 was approximately $40,567, $20,812 and $21,643, respectively.

Third Party Sharing Arrangements

Included in third party sharing arrangements expense are payments/(reimbursements) from/(to) the Company with respect to (i) a collaborative arrangement and (ii) marketing agreements with third parties:

Collaborative Arrangement—In 2008, the Company entered into a mutual participation agreement with Mellon Capital Management Corporation and Dreyfus Corporation in which the parties agreed to collaborate in developing currency and fixed income ETFs under the WisdomTree Trust. Under the agreement, the Company is responsible for operating the ETFs and providing sales, marketing and research support at its own cost. Mellon Capital and Dreyfus are responsible for providing sub-advisory, fund administration and accounting services for these collaborated ETFs at its own cost. Any revenues less third party costs, such as marketing, legal, accounting or fund management, related to these collaborative products are shared equally, including any losses ("net profit/loss"). The Company is responsible for arranging any third party costs related to this collaborative arrangement. This agreement expires in March 2013. The Company has determined it is the principal participant for transactions under this collaborative arrangement and as such, records these transactions on a gross basis reflecting all of the revenues and third party expenses on its financial statements in accordance with the nature of the revenue or expense. Any net profit/loss payments are reflected in the Third Party Sharing Arrangement expense line.

Revenues and expenses under this collaborative arrangement included in the Company's financial statement are as follows:

	Year Ended December 31,
	2010	2009	2008
ETF advisory fee revenue	$6,578	$1,623	$973

Expenses:
Fund management and administration	1,057	660	789
Marketing and advertising	809	674	581
Sales and business development	196	107	243
Other	4	4	—

Total third party expenses	2,066	1,445	1,613

Net profit/(loss)	4,512	178	(640)
50% sharing	$2,256	$89	($320)

Marketing agreements—In 2010, the Company entered into agreements with two external distribution firms to serve as the external marketing agents for the WisdomTree ETFs in the U.S. independent broker-dealer channel and in Latin America. Under these agreements, the Company will pay a percentage of their advisory fee revenue, subject to caps, to the marketing agents based on incremental growth in assets under management in the respective sales channel. The Company incurred marketing fees of $40 for the year ended December 31, 2010.

Segment, Geographic and Customer Information

The Company operates as one business segment, as an ETF sponsor and asset manager providing investment advisory services. Revenues are derived in the U.S. and all of the Company's assets are located in the U.S.

Recently Issued Accounting Pronouncements

In January 2010, ASU No. 2010-6, Improving Disclosures About Fair Value Measurement, adds required disclosures about items transferring into and out of Levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchase, sales, issuances, and settlements relative to Level 3 measurements; and clarifying, among other things, the existing fair value disclosures about the level of disaggregation. ASU No. 2010-6 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the requirement to provide Level 3 purchases, sales, issuances, and settlements on a gross basis, which is effective for fiscal years beginning after December 15, 2010. This standard impacts disclosure requirements only and did not have a material impact on our consolidated financial statements.